Summary of Significant Accounting Policies (Details)			12 Months Ended
	Dec. 04, 2025 shares	Oct. 16, 2025 shares	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Oct. 15, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Maturity of deposits			3 months			3 months
Accounts receivable overdue			90 days
Percentage of estimated residual value			5.00%			5.00%
Straight-line basis over the terms			50 years
Contract assets			¥ 48,079,453	¥ 63,584,323		$ 6,873,501
Contract liabilities			¥ 255,288	¥ 236,821		$ 36,496
Value added tax rate			9.00%	9.00%	9.00%
Net of amortization | ¥			¥ 278,710	¥ 286,389
Number of reportable segment | Segment			1
Ordinary shares issued | shares		1,000,000
Ordinary shares issued under 2025 securities incentive plan | shares	2,000,000
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation			1			1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation			6.9949			6.9949
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred IPO cost | ¥							¥ 18,897,732